INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2014	2015
	In USD thousands				In USD thousands				In USD thousands
Composition in 2015
Intellectual property	193	-	-	193	96	-	-	96	97	97
Computer software	277	51	-	328	257	16	-	273	20	55
	470	51	-	521	353	16	-	369	117	152

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2015	2016
	In USD thousands				In USD thousands				In USD thousands
Composition in 2016
Intellectual property	193	-	-	193	96	-	-	96	97	97
Computer software	328	57	-	385	273	28	-	301	55	84
	521	57	-	578	369	28	-	397	152	181

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2016	2017
	In USD thousands				In USD thousands				In USD thousands
Composition in 2017
Intellectual property	193	6,703	-	6,896	96	-	-	96	97	6,800
Computer software	385	182	-	567	301	43	-	344	84	223
	578	6,885	-	7,463	397	43	-	440	181	7,023